Goodwill and Intangible Assets, Goodwill Rollforward Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill roll forward
Goodwill Ending Balance	$ 37.2	$ 3.1
Fabricated Products
Goodwill roll forward
Goodwill Beginning Balance	3.1	0
Goodwill arising from acquisitions	34.1	3.1
Goodwill Ending Balance	$ 37.2	$ 3.1